Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of key assumptions used of estimate the fair value

The following tables summarize the quantitative inputs and assumptions used for the Company’s payment-dependent notes receivable and payment-dependent notes payable classified as Level 3 of the fair value hierarchy:

As of March 31, 2022
			Significant
		Valuation	Unobservable
Level 3 Measurements	Fair Value	Technique(s)	Input(s)	Range
Financial assets
Payment-dependent notes receivable	$14,975	Transaction prices	N/A(1)	N/A
Financial liabilities
Payment-dependent notes payable	$14,975	Transaction prices	N/A(1)	N/A

As of December 31, 2021
			Significant
		Valuation	Unobservable
Level 3 Measurements	Fair Value	Technique(s)	Input(s)	Range
Financial assets
Payment-dependent notes receivable	$13,453	Transaction prices	N/A(1)	N/A
Financial liabilities
Payment-dependent notes payable	$13,453	Transaction prices	N/A(1)	N/A
(1)	The Company considers completed transactions made through the Company’s platform for the relevant private securities as relevant data inputs.

The Company estimated the fair value of the warrants’ liability, other than Public and Private Placement Warrants, as of March 31, 2022 and December 31, 2021, respectively, using the following key assumptions:

	As of
	March 31,	December 31,
	2022	2021

Fair value of underlying securities	$33.9	$30.8
Discounts for lack of marketability	0.0%	0.0%
Expected term (years)	3.6	3.4 – 8.8
Expected volatility	44.3%	40.4% – 44.3%
Risk-free interest rate	2.4%	1.0% – 1.5%
Expected dividend yield	0.0%	0.0%
Fair value per warrant	23.2	$5.0 - $22.0

Schedule of change in the fair value of the derivative liabilities

The following tables provide reconciliation for payment-dependent notes payable measured at fair value using significant unobservable inputs (Level 3) for three months ended March 31, 2022 and 2021:

Balance as of December 31, 2020	$51,859
Change in fair value of payment-dependent notes payable	21,309
Settlement of payment-dependent notes payable	(261)
Balance as of March 31, 2021	$72,907

Balance as of December 31, 2021	$13,453
Change in fair value of payment-dependent notes payable	1,522
Balance as of March 31, 2022	$14,975

The following tables provide reconciliation for warrant liabilities measured at fair value using significant unobservable inputs (Level 3) for three months ended March 31, 2022 and 2021:

Balance as of December 31, 2020	$1,780
Change in fair value of warrant liabilities	908
Balance as of March 31, 2021	$2,688

Balance as of December 31, 2021	$7,844
Change in fair value of warrant liabilities	106
Settlement of the warrant liability via conversion to equity-classified common stock warrants	(2,950)
Balance as of March 31, 2022	$5,000

The following table provides reconciliation for payment-dependent notes payable measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$25,767
Change in fair value of payment-dependent notes payable	27,319
Payment-dependent notes payable transferred out of Level 3 to Level 1	(1,165)
Settlement of payment-dependent notes payable	(62)
Balance as of December 31, 2020	$51,859
Change in fair value of payment-dependent notes payable	29,364
Payment-dependent notes payable transferred out of Level 3 to Level 1	(62,637)
Settlement of payment-dependent notes payable	(5,133)
Balance as of December 31, 2021	$13,453

The following table provides reconciliation for warrant liabilities measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$—
Fair value of warrant at issuance	1,488
Change in fair value of warrant liabilities	292
Balance as of December 31, 2020	$1,780
Change in fair value of warrant liabilities	6,064
Balance as of December 31, 2021	$7,844

Motive Capital Corp [Member]
Schedule of company's assets and liabilities that are measured at fair value on a recurring basis

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash and Investments held in Trust Account	$414,111,439	$—	$—	$414,111,439
Liabilities:
Derivative liabilities - public warrants	14,076,000	—	—	14,076,000
Derivative liabilities - private placement warrants	—	7,534,400	—	7,534,400
Derivative liabilities - forward purchase agreement	—	—	2,820,000	2,820,000
Total liabilities	$14,076,000	$7,534,400	$2,820,000	$24,430,400

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash and Investments held in Trust Account	$414,020,525	$—	$—	$414,020,525
Liabilities:
Derivative liabilities - public warrants	—	—	21,390,000	21,390,000
Derivative liabilities - private placement warrants	—	—	11,449,330	11,449,330
Derivative liabilities - forward purchase agreement	—	—	7,692,950	7,692,950
Total liabilities	$—	$—	$40,532,280	$40,532,280

Schedule of key assumptions used of estimate the fair value

	As of	As of
	December 31,	December 31,
	2021	2022
Share price, used in warrant valuations	$10.02	n/a
Unit price, used in forward valuation	$10.54	$10.20
Exercise price, warrants	$11.50	n/a
Exercise price, forward	$10.00	$10.00
Term (in years), used in warrant valuations	6.00	n/a
Term (in years), used in forward valuation	0.96	0.25
Volatility	21.00%	15.5%
Risk-free interest rate, used in warrant valuations	0.50%	n/a
Risk-free interest rate, used in forward valuation	0.10%	1.28%
Expected dividends	n/a	n/a

Schedule of change in the fair value of the derivative liabilities

December 31, 2020 - Beginning of Period
Warrant Liabilities - Public	$21,390,000
Warrant Liabilities - Private	11,449,330
Forward Purchase agreement	7,692,950
December 31, 2020	$40,532,280
Change in fair value of warrant liabilities - Public	(7,314,000)
Change in fair value of warrant liabilities - Private	(3,914,930)
Change in fair value of forward purchase agreement	(4,872,950)
December 31, 2021	$24,430,400

Level 3 derivative liabilities at December 31, 2020	$40,532,280
Transfers from Level 3	(32,839,330)
Change in fair value	(6,935,120)
Level 3 derivative liabilities at March 31, 2021	757,830
Change in fair value	(159,200)
Level 3 derivative liabilities at June 30, 2021	598,630
Change in fair value	2,201,370
Level 3 derivative liabilities at September 30, 2021	2,800,000
Change in fair value	20,000
Level 3 derivative liabilities at December 31, 2021	$2,820,000